FINANCIAL ASSETS AND LIABILITIES - Summary of Trade Payables (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Disclosure of trade and other payables [line items]
Other		R$ 13,305	R$ 16,325
Total trade and other payables		4,379,851	3,253,504
Materials and service suppliers [member]
Disclosure of trade and other payables [line items]
Trade and other payables to trade suppliers		2,929,310	1,847,222
Natural Gas and Transportation Suppliers [Member]
Disclosure of trade and other payables [line items]
Trade and other payables to trade suppliers	[1]	1,393,418	1,314,946
Electricity and Transportation Suppliers [Member]
Disclosure of trade and other payables [line items]
Trade and other payables to trade suppliers		42,732	74,893
Fuel and lubricants suppliers [member]
Disclosure of trade and other payables [line items]
Trade and other payables to trade suppliers		R$ 1,086	R$ 118

[1]	The open balance of natural gas supply primarily refers to the natural gas supply contracts with Petróleo Brasileiro S.A. (“Petrobras”).